Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 715	$ 2,484
Accounts receivable	3,847	2,856
Inventories	535	479
Current portion of contract assets	115	533
Other current assets	497	516
Current portion of derivative instruments	120	61
Total current assets	5,829	6,929
Property, plant and equipment	14,666	14,018
Intangible assets	12,281	8,926
Investments	2,493	2,536
Derivative instruments	1,431	1,378
Financing receivables	854	748
Other long-term assets	385	346
Goodwill	4,024	3,973
Total assets	41,963	38,854
Current liabilities:
Short-term borrowings	2,200	1,221
Accounts payable and accrued liabilities	3,416	2,714
Income tax payable	115	344
Other current liabilities	607	243
Contract liabilities	394	336
Current portion of long-term debt	1,551	1,450
Current portion of lease liabilities	336	278
Total current liabilities	8,619	6,586
Provisions	50	42
Long-term debt	17,137	16,751
Lease liabilities	1,621	1,557
Other long-term liabilities	565	1,149
Deferred tax liabilities	3,439	3,196
Total liabilities	31,431	29,281
Shareholders' equity	10,532	9,573
Total liabilities and shareholders' equity	$ 41,963	$ 38,854